2. Summary of Significant Accounting Policies (Details Narrative) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Ownership Percentage of Subsidiary	98.80%	98.80%		98.80%	94.35%	98.80%
Cash and Cash Equivalents	$ 184,694	$ 1,241,487	$ 641,601	$ 1,132,977
GE Royalty Obligation	$ 11,924,870	$ 12,000,000